Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 1,559	€ 1,727
Additions	44	39
Capital expenditure	11	14
Business combinations, disposals and other changes	(2)	(9)
Amortization through income statement	(112)	(143)
Impairment losses	(23)	(34)
Shadow accounting adjustments	15	(72)
Net exchange differences	(105)	37
Ending balance	1,386	1,559
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,479
Ending balance	7,875	8,479
Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(6,920)
Ending balance	(6,489)	(6,920)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	392	384
Business combinations, disposals and other changes	8
Impairment losses		(3)
Net exchange differences	(25)	10
Ending balance	375	392
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	567
Ending balance	537	567
Goodwill [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(175)
Ending balance	(161)	(175)
VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	952	1,123
Amortization through income statement	(79)	(112)
Impairment losses		(11)
Shadow accounting adjustments	15	(72)
Net exchange differences	(73)	24
Ending balance	815	952
VOBA [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	7,003
Ending balance	6,447	7,003
VOBA [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(6,051)
Ending balance	(5,632)	(6,051)
Future servicing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	84	91
Amortization through income statement	(7)	(8)
Net exchange differences	(5)	1
Ending balance	71	84
Future servicing rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	366
Ending balance	339	366
Future servicing rights [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(282)
Ending balance	(268)	(282)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	69	64
Additions	33	35
Capital expenditure	11	14
Business combinations, disposals and other changes	(10)	(9)
Amortization through income statement	(18)	(16)
Impairment losses	(6)	(20)
Net exchange differences		1
Ending balance	79	69
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	371
Ending balance	379	371
Software [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(301)
Ending balance	(300)	(301)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	61	64
Additions	11	4
Amortization through income statement	(7)	(7)
Impairment losses	(17)
Net exchange differences	(2)	1
Ending balance	45	61
Other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	173
Ending balance	174	173
Other [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(111)
Ending balance	€ (129)	€ (111)